Overview and Summary of Signficant Accounting Policies (Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Overview and Summary of Significant Accounting Policies [Abstract]
Excise Taxes Collected	$ 11.9	$ 11.6	$ 24.8	$ 25.7